(West Auriga) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions						2 Months Ended	12 Months Ended			21 Months Ended
	Jun. 19, 2015	Jul. 21, 2014	Mar. 21, 2014	Dec. 13, 2013	Oct. 24, 2012	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Nov. 04, 2014
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent							50.00%			50.00%
Consideration transferred							$ 2,695.0
Contingent consideration							898.8
Cash							1,796.2
Plus: Working capital adjustment							2.2
Proceeds on issuance of equity, net of fees							0.0	$ 937.8	$ 464.8
Payments of stock issuance costs						$ 18.8
Goodwill							$ 3.2	3.2		$ 3.2
Purchase of non-controlling interest								(372.8)
West Auriga
Business Acquisition [Line Items]
Percentage of voting interests acquired			100.00%
Consideration transferred			$ 1,240.0
Contingent consideration			443.1
Consideration transferred, excluding debt			797.0
Cash			696.9
Discount note issued			100.0
Plus: Working capital adjustment			$ 330.4
Business acquisition, equity interest issued or issuable, share price			$ 30.60
Proceeds on issuance of equity, net of fees			$ 401.3
Payments of stock issuance costs			14.7
Goodwill			2.9
Business acquisition, transaction costs			$ 0.2
Revenues										164.5
Business combination, earnings or loss of acquiree since acquisition date, actual										$ 46.1
Seadrill Capricorn Holdings LLC
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent			51.00%	51.00%							51.00%
Noncontrolling interest, ownership percentage by noncontrolling owners			49.00%								49.00%
Percentage of ownership interest in limited liability company (LLC)				51.00%	51.00%
Seadrill Operating LP
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent	58.00%
Ownership interest purchased		28.00%
Payments to acquire additional interest in subsidiaries		$ 372.8
Percentage of ownership interest in limited liability company (LLC)	58.00%	58.00%		30.00%	30.00%
Purchase of non-controlling interest		$ (93.2)
US $100 Discount Note
Business Acquisition [Line Items]
Balloon payment to be paid			$ 103.7
Stock Issued to Public | West Auriga
Business Acquisition [Line Items]
Plus: Working capital adjustment			$ 330.4
Common units issued as consideration (in shares)			11,960,000
Seadrill Limited | West Auriga
Business Acquisition [Line Items]
Common units issued as consideration (in shares)			1,633,987
Trade Accounts Receivable | West Auriga
Business Acquisition [Line Items]
Acquired receivables, fair value			$ 28.3
Mobilization Fee Receivable | West Auriga
Business Acquisition [Line Items]
Acquired receivables, fair value			92.4
Seadrill | Seadrill Capricorn Holdings LLC | West Auriga
Business Acquisition [Line Items]
Business acquisition, equity interest issued, value assigned			$ 341.5
Total Before Non- Controlling interest
Business Acquisition [Line Items]
Purchase of non-controlling interest								$ (279.6)
Total Before Non- Controlling interest | Seadrill Operating LP
Business Acquisition [Line Items]
Purchase of non-controlling interest		$ (279.6)